Taxation - Income tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Current tax (expense)/income
Total current tax expense	€ (869)	€ (1,016)	€ (1,062)
Total deferred tax expense	2,995	234	434
Total income tax expense /(credit)	(3,864)	(1,250)	(1,496)
Tax on discontinued operations
Tax credit on profit from ordinary activities of discontinued operations	0		(56)
Tax (credited)/charged directly to other comprehensive income
Current tax	(17)	(26)	3
Deferred tax	(1,009)	830	56
Total tax charged/(credited) directly to other comprehensive income	(1,026)	804	59
Tax (credited)/charged directly to equity
Deferred tax	(2)		4
Total tax charged/(credited) directly to equity	(2)		4
United Kingdom
Current tax (expense)/income
Current period	24	42	21
Adjustments in respect of prior periods	3	(6)	(9)
Total current tax expense	(27)	(36)	(12)
Total deferred tax expense	(94)	(318)	(232)
Spectrum Payments	10,700
Overseas
Current tax (expense)/income
Current period	872	900	1,098
Adjustments in respect of prior periods	(30)	80	(48)
Total current tax expense	(842)	(980)	(1,050)
Total deferred tax expense	€ 3,089	€ 552	€ 666